Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per Share [Line Items]
Issued shares	80,745,711	80,745,711	80,745,711
Treasury shares	7,609,263	8,875,883
Number of common shares outstanding	73,136,448	71,869,828
Weighted average number of common shares	72,064,159	70,622,976	70,609,160
Issued Shares [Member]
Earnings per Share [Line Items]
Issued shares	80,745,711	80,745,711
Treasury shares	(8,875,883)	(10,136,551)
Treasury shares at January 1			(10,136,551)
Number of common shares outstanding	71,869,828	70,609,160
Weights	365/365	365/365
Weighted average number of common shares	71,869,828	70,609,160
Disposals Of Treasury Shares [member]
Earnings per Share [Line Items]
Treasury shares	1,266,620	1,260,668
Number of common shares outstanding	1,266,620	1,260,668
Weights	56/365	4/365
Weighted average number of common shares	194,331	13,816